Earnings/(loss) per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings/(loss) per share
(Loss)/profit from continuing operations for the period attributable to equity holders of the Parent Company	$ (5,692,847)	$ 3,589,285
Loss from discontinued operations for the period attributable to equity holders of the Parent Company		$ (1,511,817)
Weighted average number of ordinary shares outstanding during the period	8,528,466	6,566,922
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - basic	$ (0.67)	$ 0.55
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - diluted	(0.67)	0.44
Profit/(loss) per share attributable to equity holders of the Parent Company - basic	(0.67)	0.32
Profit/(loss) per share attributable to equity holders of the Parent Company - Diluted	$ (0.67)	$ 0.25